Form N-1A Cover	May 29, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Investment Managers Series Trust III
Entity Central Index Key	0000924727
Entity Investment Company Type	N-1A
Document Period End Date	May 29, 2024
Prospectus Date	Sep. 30, 2023
Supplement to Prospectus [Text Block]

FPA Queens Road Small Cap Value Fund

Institutional Class Ticker: QRSIX
Investor Class Ticker: QRSVX
Advisor Class Ticker: QRSAX

FPA Queens Road Value Fund

Ticker: QRVLX

Each, a series of Investment Managers Series Trust III (the "Trust")

Supplement dated May 29, 2024, to each
Prospectus and Statement of Additional Information ("SAI"),
dated September 30, 2023.

The Board of Trustees of the Trust has approved a Shareholder Service Plan with respect to each of the FPA Queens Road Small Cap Value Fund (the "Small Cap Value Fund") and FPA Queens Road Value Fund (the "Value Fund", and together with the Small Cap Value Fund, the "Funds"). The adoption of the Shareholder Service Plan does not constitute an actual change in the fees paid by Fund shareholders, but rather a designation of certain fees as shareholder servicing fees, which were previously included in "Other Expenses." Effective immediately, the following changes are made to each Fund's Prospectus and SAI.